Shareholders' Equity - Treasury Stock	12 Months Ended
Dec. 31, 2019
Federal Home Loan Banks [Abstract]
Shareholders' Equity - Treasury Stock
19.	Shareholders’ Equity – Treasury Stock
On August 9, 2018, the Company’s Board of Directors approved a share repurchase program that enables the Company to repurchase up to $75 million of its ordinary shares effective immediately and expiring in one year. Share repurchases may be made through a variety of methods, including in the open market, a
10b5-1
program and through privately negotiated transactions. The timing and number of ordinary shares repurchased will depend on a variety of factors, including price, general business and market conditions, and alternative investment opportunities. The Company is not obligated to acquire any specific number of ordinary shares and the repurchase program may be suspended, terminated or modified at any time for any reason.

On August 1, 2019, the Company’s Board of Directors approved a new share repurchase program that enables the Company to repurchase up to $100 million of its shares. The new Share Repurchase Program became effective on August 8, 2019, and expires one year thereafter. Share repurchases may be undertaken through a variety of methods, including pursuant to trading plans adopted in accordance with Rule
10b5-1
of the Exchange Act, or through open market or privately negotiated transactions, in accordance with applicable law. The Company intends to enter into a
10b5-1
trading plan under the new Share Repurchase Program. The timing and number of shares repurchased pursuant to the new Share Repurchase Program may depend on a variety of factors, including price, general business and market conditions, alternative investment opportunities and other factors. The Company is not obligated to acquire any specific number of shares under the new Share Repurchase Program, and the program may be suspended, terminated or modified at any time for any reason, in accordance with applicable law.
Under the first share repurchase program, the Company purchased 1,525,632 shares at a cost of $20.6 million with a weighted average cost per share of $13.54, for the period ended December 31, 2019 and 1,544,475 shares at a cost of $ 26 million with a weighted average cost per share of $16.84, for the period ended December 31, 2018.
Under the new share repurchase program, the Company purchased 1,938,200 shares at a cost of $21.6 million with a weighted average cost per share of $11.13 for the period ended December 31, 2019.
As of December 31, 2019, $78.4 million remained available for repurchase under the current authorization.